Equity	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Equity
Note 16: Equity
Preferred and Common Shares Outstanding and Other Equity Instruments

(Canadian $ in millions, except as noted)	2020			2019
	Number of shares	Amount	Dividends declared per share	Number of shares	Amount	Dividends declared per share
Preferred Shares – Classified as Equity
Class B – Series 25	9,425,607	236	0.45	9,425,607	236	0.45
Class B – Series 26	2,174,393	54	0.52	2,174,393	54	0.70
Class B – Series 27	20,000,000	500	0.96	20,000,000	500	0.98
Class B – Series 29	16,000,000	400	0.91	16,000,000	400	0.96
Class B – Series 31	12,000,000	300	0.96	12,000,000	300	0.95
Class B – Series 33	8,000,000	200	0.90	8,000,000	200	0.95
Class B – Series 35 (6)	6,000,000	150	1.25	6,000,000	150	1.25
Class B – Series 36 (6)	600,000	600	58.50	600,000	600	58.50
Class B – Series 38	24,000,000	600	1.21	24,000,000	600	1.21
Class B – Series 40	20,000,000	500	1.13	20,000,000	500	1.13
Class B – Series 42	16,000,000	400	1.10	16,000,000	400	1.10
Class B – Series 44	16,000,000	400	1.21	16,000,000	400	1.44
Class B – Series 46 (1)	14,000,000	350	1.28	14,000,000	350	0.77
Preferred Shares – Classified as Equity		4,690			4,690
Other Equity Instruments
4.8% Additional Tier 1 Capital Notes (2)		658			658
4. 3 % Limited Recourse Capital Notes , Series 1 (3)		1,250			–
Preferred Shares and Other Equity Instruments		6,598			5,348
Common Shares
Balance at beginning of year	639,232,276	12,971		639,329,625	12,929
Issued under the Shareholder Dividend
Reinvestment and Share Purchase Plan	6,746,237	471		–	–
Issued/cancelled under the Stock Option Plan and other stock-based compensation plans (Note 20)	563,613	40		902,651	62
Repurchased for cancellation and /or treasury shares sold /purchased (4) (5)	(652,730)	(52)		(1,000,000)	(20)
Balance at End of Year	645,889,396	13,430	4.24	639,232,276	12,971	4.06

(1)	On April 17, 2019, we issued 14 million Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 46, at a price of $25.00 cash per share for gross proceeds of $350 million.
(2)	On July 30, 2019, we issued US$500 million 4.8% Additional Tier 1 Capital Notes.
(3)	On September 16, 2020, we issued $1,250 million 4.3% Limited Recourse Capital Notes, Series 1 .
(4)	Common shares are net of 652,730 treasury shares as at October 31, 2020.
(5)
During fiscal 2020, we did not purchase any of our common shares under the normal course issuer bid (NCIB). During fiscal 2019, we repurchased and cancelled 1 million of our common shares as part of the NCIB at an average cost of $90.00 per share, totalling $90 million.

(6)	Series 35 and Series 36 were redeemed and final dividends were paid on November 25, 2020.
Preferred Share Rights and Privileges

(Canadian $, except as noted)
	Redemption amount	Quarterly non-cumulative dividend (1)		Reset premium	Date redeemable / convertible		Convertible to
Class B – Series 25	25.00	$0.112813	(2)	1.15%	August 25, 2021	(3)(4)	Class B – Series 26	(8)
Class B – Series 26	25.00	Floating	(7)	1.15%	August 25, 2021	(3)(5)	Class B – Series 25	(8)
Class B – Series 27	25.00	$ 0.24075	(2)	2.33%	May 25, 2024	(3)(4)	Class B – Series 28	(8)(9)
Class B – Series 29	25.00	$ 0.2265	(2)	2.24%	August 25, 2024	(3)(4)	Class B – Series 30	(8)(9)
Class B – Series 31	25.00	$ 0.240688	(2)	2.22%	November 25, 2024	(3)(4)	Class B – Series 32	(8)(9)
Class B – Series 33	25.00	$ 0.190875	(2)	2.71%	August 25, 2025	(3)(4)	Class B – Series 34	(8)(9)
Class B – Series 35	25.00	$ 0.3125	(6)	Does not reset	August 25, 2020	(6)	Not convertible	(6)
Class B – Series 36	1,000.00	$ 14.6250	(6)	4.97%	November 25, 2020	(6)	Class B – Series 37	(6)
Class B – Series 38	25.00	$0.303125	(2)	4.06%	February 25, 2022	(3)(4)	Class B – Series 39	(8)(9)
Class B – Series 40	25.00	$ 0.28125	(2)	3.33%	May 25, 2022	(3)(4)	Class B – Series 41	(8)(9)
Class B – Series 42	25.00	$ 0.2750	(2)	3.17%	August 25, 2022	(3)(4)	Class B – Series 43	(8)(9)
Class B – Series 44	25.00	$0.303125	(2)	2.68%	November 25, 2023	(3)(4)	Class B – Series 45	(8)(9)
Class B – Series 46	25.00	$ 0.31875	(2)	3.51%	May 25, 2024	(3)(4)	Class B – Series 47	(8)(9)

(1)	Non-cumulative dividends are payable quarterly as and when declared by the Board of Directors.
(2)
The dividend rate will reset on the date redeemable and every five years thereafter at a rate equal to the
5-year
Government of Canada bond yield plus the reset premium noted. If converted to a floating rate series, the rate will be set as, and when declared, at the
3-month
Government of Canada treasury bill yield plus the reset premium noted.

(3)	Redeemable on the date noted and every five years thereafter.
(4)	Convertible on the date noted and every five years thereafter if not redeemed. If converted, the shares will become floating rate preferred shares.
(5)	Convertible on the date noted and every five years thereafter if not redeemed. If converted, the shares will become fixed rate preferred shares.
(6)	Series 35 and Series 36 were redeemed and final dividends were paid on November 25, 2020.
(7)	Floating rate will be set as, and when declared, at the 3-month Government of Canada treasury bill yield plus a reset premium.
(8)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(9)
The shares issued include a
non-viability
contingent capital provision, which is necessary for the shares to qualify as regulatory capital under Basel III. Refer to the
Non-Viability
Contingent Capital paragraph below for details.

On November 25, 2020, BMO redeemed all of its 6 million issued and outstanding Non-Cumulative Perpetual Class B Preferred Shares, Series 35
(Non-Viability
Contingent Capital (NVCC)) for an aggregate total of $156 million and all of its 600,000 issued and outstanding Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 36 (NVCC) for an aggregate total of $600 million.
On June 29, 2020, we announced that we did not intend to exercise our right to redeem the current outstanding
Non-Cumulative
5-Year
Rate Reset Class B Preferred Shares
,
Series 33 (Preferred Shares Series 33) on August 25, 2020. As a result, subject to certain conditions, the holders of Preferred Shares Series 33 had the right, at their option, by August 10, 2020, to convert any or all of their Preferred Shares Series 33 on a one-for-one
basis into
Non-Cumulative
Floating Rate Class B Preferred Shares
,
Series 34 (Preferred Shares Series 34). During the conversion period, which ran from July 27, 2020 to August 10, 2020, 118,563 Preferred Shares Series 33 were tendered for conversion into Preferred Shares Series 34, which is less than the minimum 1,000,000 required to give effect to the conversion, as described in the Preferred Shares Series 33 prospectus supplement dated May 29, 2015. As a result, no Preferred Shares Series 34 were issued and holders of Preferred Shares Series 33 retained their shares. The dividend rate for the Preferred Shares Series 33 for the five-year period commencing on August 25, 2020, and ending on August 24, 2025, is 3.054%.
Other Equity Instruments
On September 16, 2020, we issued $1,250 million 4.3% Limited Recourse Capital Notes Series 1 (LRCN) (NVCC), which are classified as equity and form part of our Additional Tier 1 non-viability
contingent capital. Upon the occurrence of a recourse event, the noteholders will have recourse to assets held in a consolidated trust managed by a third party trustee. The trust assets are currently
comprised of $1,250 million of BMO issued
Non-
Cumulative
,
5-
Year

Rate Reset Class B Preferred Shares, Series 48 (NVCC) (Preferred Shares Series 48) issued concurrently with the LRCN. As the Preferred Shares Series 48 eliminate on consolidation, they do not currently form part of our Additional Tier 1 capital.
On July 30, 2019, we issued US$500 million 4.8% Additional Tier 1 Capital Notes (NVCC) (AT1 notes), which are also classified as equity and form part of our additional Tier 1 capital.
Both the LRCN and AT1 notes are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability components of both types of instrument and, as a result, the full amount of proceeds ha ve
been classified as equity. Semi-annual distributions on the LRCN and AT1 notes will be recorded when payable. The LRCN and AT1 notes are subordinate to the claims of the depositors and certain other creditors in right of payment. The following table shows the details of our AT1 notes and LRCN as at October 31, 2020 and 2019.

(Canadian $, in millions, except as noted)					2020	2019
	Face value	Interest rate (%)	Redeemable at our option	Convertible to	Total	Total
4.8% Additional Tier 1 Capital Notes	US$500	4.8 (1)	August 2024 (2)	Variable number of common shares (3)	658	658
4. 3 % Limited Recourse Capital Notes	$1,250	4.3 (4)	November 2025 (2)	Variable number of common shares (4)	1,250	–
Total					1,908	658

(1)	Non-cumulative interest is payable semi-annually in arrears, at the bank’s discretion.
(2)
The notes are redeemable at a redemption price equal to
100
% of the principal amount plus any accrued and unpaid interest, in whole or in part, at our option on any interest payment date on or after the first interest reset date or following certain regulatory or tax events. The bank may, at any time, purchase the notes at any price in the open market.

(3)
The notes issued include a
non-viability
contingent capital provision, which is necessary for the notes to qualify as regulatory capital under Basel III. Refer to the
Non-Viability
Contingent Capital paragraph below for details.

(4)
Non-deferrable
interest is payable semi-annually on these notes, at the bank’s discretion. Non-payment of interest will result in a recourse event, with the noteholders’ sole remedy being the holders’ proportionate share of trust assets comprised of our NVCC Preferred Shares Series 48. In such an event, the delivery of the trust assets will represent the full and complete extinguishment of our obligations under the LRCN. In circumstances under which non-viability contingent capital, including the Preferred Shares Series 48, would be converted into common shares of the bank (described below), the LRCN would be redeemed, with noteholders’ sole remedy being the holders’ proportionate share of trust assets comprised of common shares of the bank received by the trust on conversion of the Preferred Share Series 48.

Authorized Share Capital
We classify financial instruments that we issue as financial liabilities, equity instruments or compound instruments. Financial instruments that will be settled by a variable number of our common shares upon conversion by the holders are classified as liabilities in our Consolidated Balance Sheet. Dividends and interest payments on financial liabilities are classified as interest expense in our Consolidated Statement of Income. Financial instruments are classified as equity instruments when there is no contractual obligation to transfer cash or other financial assets. Issued instruments that are not mandatorily redeemable, or that are not convertible into a variable number of our common shares at the holder’s option, are classified as equity and presented in share capital. Dividend payments on equity instruments are recognized as a reduction in equity.
Common Shares
We are authorized by our shareholders to issue an unlimited number of our common shares, without par value, for unlimited consideration. Our common shares are not redeemable or convertible. Dividends are declared by our Board of Directors at their discretion. Historically, the Board of Directors has declared dividends on a quarterly basis and the amount can vary from quarter to quarter.
Preferred Shares
We are authorized by our shareholders to issue an unlimited number of Class A Preferred Shares and Class B Preferred Shares, without par value, in series, for unlimited consideration. Class B Preferred Shares may be issued in a foreign currency.
Treasury Shares
When we purchase our common shares as part of our trading business, we record the cost of those shares as a reduction in shareholders’ equity. If those shares are resold at a price higher than their cost, the premium is recorded as an increase in contributed surplus. If those shares are resold at a price below their cost, the discount is recorded as a reduction first to contributed surplus and then to retained earnings for any amount in excess of the total contributed surplus related to treasury shares.
Non-Viability
Contingent Capital
Class B – Series 27, Class B – Series 29, Class B – Series 31, Class B – Series 33, Class B – Series 35, Class B – Series 36, Class B – Series 38, Class B – Series 40, Class B – Series 42, Class B – Series 44 and Class B – Series 46 preferred share issues as well as the AT1 notes and by virtue of the recourse

to the Preferred Shares Series 48, the LRCN include a
non-viability
contingent capital provision, which is necessary for them to qualify as regulatory capital under Basel III. As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted, or agreed to accept, a capital injection, or equivalent support, to avoid non-viability.
In such an event, each preferred share or other equity instrument is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the value of the preferred share or other equity instrument issuance, including declared and unpaid dividends on such preferred share or other equity instrument issuance, by the conversion price and then applying the multiplier.
Normal Course Issuer Bid
Our previous normal course issuer bid (NCIB) expired on June 2, 2020. Our plan, subject to the approval of OSFI and the Toronto Stock Exchange, was to establish a new NCIB permitting us to purchase for cancellation up to 12 million common shares over a
12-month
period, commencing on or about June 3, 2020. The renewal process was put on hold in light of OSFI’s announcement on March 13, 2020 that all share buybacks
by Federally Regulated Financial Institutions should be halted for the time being.
During fiscal 2020, we did not purchase any of our common shares under the NCIB. During fiscal 2019, we repurchased and cancelled 1 million of our common shares as part of the NCIB at an average cost of $90.00 per share, totalling $90 million.
Share Redemption and Dividend Restrictions
OSFI must approve any plan to redeem any of our preferred share issues or other equity instruments for cash.
We are prohibited from declaring dividends on our preferred or common shares when we would be, as a result of paying such a dividend, in contravention of the capital adequacy, liquidity or any other regulatory directive issued under the
Bank Act (Canada)
. In addition, common share dividends cannot be paid unless all dividends declared and payable on our preferred shares have been paid or sufficient funds have been set aside to do so and, in certain circumstances Class B preferred share dividends cannot be paid unless dividends on our Preferred Shares Series 48 have been paid.
In addition, if the bank does not pay the interest in full on the Additional Tier 1 Capital Notes, the bank will not declare dividends on its common shares or preferred shares or redeem, purchase or otherwise retire such shares until the month commencing after the bank resumes full interest payments on the Additional Tier 1 Capital Notes.
Currently, these limitations do not restrict the payment of dividends on common or preferred shares.
Shareholder Dividend Reinvestment and Share Purchase Plan
We offer a Dividend Reinvestment and Share Purchase Plan (DRIP) for our shareholders. Participation in the plan is optional. Under the terms of the DRIP, cash dividends on common shares are reinvested to purchase additional common shares. Shareholders also have the opportunity to make optional cash payments to acquire additional common shares.
In the first and second quarters of fiscal 2020, common shares to supply the DRIP were purchased on the open market. In the third and fourth quarters of fiscal 2020, common shares to supply the dividend reinvestment feature of the DRIP were issued from treasury at a 2% discount from their then-current market price. During fiscal 2019, common shares to supply the DRIP were purchased on the open market.
Potential Share Issuances
As at October 31, 2020, we had reserved 33,200,910 common shares (39,947,147 in 2019) for potential issuance in respect of the DRIP. We have also reserved 6,446,110 common shares (6,108,307 in 2019) for the potential exercise of stock options, as further described in Note 20.